Analysis of Net Debt - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial Assets and Liabilities [line items]
Net cash inflow from operating activities	€ 1,899	€ 2,189	€ 2,340
Net cash outflow from financing activities	(113)	343	(1,732)
Net cash outflow from investing activities	(1,592)	(2,685)	€ (735)
Cash and cash equivalents	2,346	2,115
Undrawn committed loan facilities	€ 3,583	€ 3,554
Euro [member]
Disclosure of Financial Assets and Liabilities [line items]
Percentage of total cash and cash equivalents	46.00%	35.00%
US Dollar [member]
Disclosure of Financial Assets and Liabilities [line items]
Percentage of total cash and cash equivalents	27.00%	34.00%